Notes Payable - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Series A	Dec. 31, 2011 Series A	Dec. 31, 2010 Series A	Dec. 31, 2009 Series A	Jun. 30, 2012 Series C-1	Jun. 30, 2011 Series C-1	Dec. 31, 2011 Series C-1	Dec. 31, 2010 Series C-1	Jun. 30, 2012 Series C Notes	Dec. 31, 2011 Series C Notes	Dec. 31, 2010 Series C Notes
Auction Market Preferred Securities, Stock Series [Line Items]
Convertible notes outstanding	$ 2,585,816	$ 2,579,220	$ 2,434,638									$ 2,585,816	$ 2,579,220	$ 2,434,637
Accrued interest on short-term notes	204,195	139,727	13,912									204,195	139,727	13,912
Notes payable	1,765,895	1,649,874	1,386,279									2,790,012	2,718,947	2,448,550
Warrants to purchase common stock	$ 0.3125	$ 0.3125
Interest on note accrues	5.00%	5.00%
Convertible notes payable market value per share				$ 2.00	$ 0.250			$ 1.00		$ 0.125
Debt instrument discount				887,950	887,950			972,070		972,070
Amortization expense recognized					0	180,826		99,825	33,229	103,472	1,325
Gain on extinguishment of debt	264,676	264,676
Conversion Price					$ 0.1250		$ 1.00	$ 0.50		$ 0.0625
Unamortized debt discount	$ 767,448	$ 867,273	$ 970,745